NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS

NOTE 16. RESTATEMENTS OF FINANCIAL STATEMENTS

On April 25, 2013, the Company’s management concluded that the Company’s audited financial statements for the year ended December 31, 2012 should no longer be replied on. Specifically, on the balance sheet, the Company’s currently liability was understated by $390,000 as of December 31, 2012. The company’s other receivable balance as of December 31, 2012 was also understated by $390,000, which was written off as other expense for the year ended December 31, 2012. On the income statement, the amount of other expense was increased from $49,001 to $439,001 for the year ended December 31, 2012.

The following table sets forth all the accounts in the original amounts and restated amounts, respectively.

As of December 31, 2012
	Original	Restated
Due to third party	$—	$220,000
Note Payable	$—	$170,000
Retained earnings (deficit)	$116,620	$(273,380)

For the year ended December 31, 2012
	Original	Restated
Other receivable write off - related party	$—	$390,000
Net income (loss)	$60,740	$(329,260)
Basic and fully diluted net income per common share	$0.73	$(3.95)